Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 60.1%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	7,591	$ 2,807,911
Raytheon Technologies Corp.	47,512	4,285,107

		7,093,018

Air Freight & Logistics - 0.7%
FedEx Corp.	11,894	2,924,259
United Parcel Service, Inc., Class B	31,511	6,371,839

		9,296,098

Airlines - 0.1%
Southwest Airlines Co. (A)	32,456	1,452,731

Auto Components - 0.2%
Aptiv PLC (A)	5,358	731,796
Magna International, Inc.	19,177	1,545,858

		2,277,654

Automobiles - 1.3%
General Motors Co. (A)	34,378	1,812,752
Rivian Automotive, Inc., Class A (A)	6,366	418,501
Tesla, Inc. (A)	17,091	16,009,481

		18,240,734

Banks - 2.4%
Bank of America Corp.	102,076	4,709,787
Citigroup, Inc.	60,627	3,948,030
Fifth Third Bancorp	47,499	2,119,880
Regions Financial Corp.	97,251	2,230,938
SVB Financial Group (A)	2,135	1,246,626
Truist Financial Corp.	50,835	3,193,455
US Bancorp	94,215	5,482,371
Wells Fargo & Co.	182,961	9,843,302

		32,774,389

Beverages - 0.9%
Coca-Cola Co.	154,114	9,402,495
Constellation Brands, Inc., Class A	12,365	2,939,779

		12,342,274

Biotechnology - 1.5%
AbbVie, Inc.	70,340	9,628,843
Biogen, Inc. (A)	6,785	1,533,410
BioMarin Pharmaceutical, Inc. (A)	5,067	449,088
Moderna, Inc. (A)	3,233	547,444
Neurocrine Biosciences, Inc. (A)	5,152	407,111
Regeneron Pharmaceuticals, Inc. (A)	5,883	3,580,335
Vertex Pharmaceuticals, Inc. (A)	15,470	3,759,983

		19,906,214

Building Products - 0.5%
Johnson Controls International PLC	3,428	249,113
Masco Corp.	27,347	1,731,885
Trane Technologies PLC	28,940	5,009,514

		6,990,512

Capital Markets - 1.9%
Goldman Sachs Group, Inc.	11,832	4,196,574
Intercontinental Exchange, Inc.	19,938	2,525,347
Morgan Stanley	41,384	4,243,515
S&P Global, Inc.	15,953	6,624,005
State Street Corp.	54,212	5,123,034

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc.	22,331	$ 3,448,576

		26,161,051

Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,260	1,201,831
Celanese Corp.	7,417	1,154,901
DuPont de Nemours, Inc.	32,907	2,520,676
Eastman Chemical Co.	24,211	2,879,414
Linde PLC	13,083	4,169,291
PPG Industries, Inc.	21,038	3,286,136

		15,212,249

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,229	872,720

Communications Equipment - 0.1%
Motorola Solutions, Inc.	3,053	708,113

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,765	1,075,917

Consumer Finance - 0.4%
American Express Co.	13,406	2,410,667
Capital One Financial Corp.	18,255	2,678,556

		5,089,223

Containers & Packaging - 0.2%
Avery Dennison Corp.	7,168	1,472,450
WestRock Co.	15,373	709,618

		2,182,068

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	38,957	12,194,320
Voya Financial, Inc.	10,532	715,755

		12,910,075

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	51,009	2,715,209

Electric Utilities - 1.1%
Edison International	24,382	1,530,946
Evergy, Inc.	30,007	1,949,255
Exelon Corp.	25,955	1,504,092
FirstEnergy Corp.	74,760	3,136,929
NextEra Energy, Inc.	86,025	6,720,273

		14,841,495

Electrical Equipment - 0.4%
Eaton Corp. PLC	30,598	4,847,641

Entertainment - 0.4%
Netflix, Inc. (A)	10,859	4,638,314
Walt Disney Co. (A)	10,626	1,519,199

		6,157,513

Equity Real Estate Investment Trusts - 1.5%
Camden Property Trust	15,085	2,414,958
Equinix, Inc.	3,257	2,360,999
Equity Lifestyle Properties, Inc.	20,150	1,577,543
Host Hotels & Resorts, Inc. (A)	41,578	720,963
Kimco Realty Corp.	56,065	1,360,137
Prologis, Inc.	39,234	6,152,676
SBA Communications Corp.	4,226	1,375,309
Sun Communities, Inc.	11,681	2,207,242

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	6,234	$ 354,341
Ventas, Inc.	43,176	2,289,191

		20,813,359

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	2,878	1,453,764

Food Products - 0.3%
Mondelez International, Inc., Class A	65,986	4,423,042

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	42,697	5,442,160
ABIOMED, Inc. (A)	946	279,893
Baxter International, Inc.	17,682	1,510,750
Becton Dickinson & Co.	6,066	1,541,613
Boston Scientific Corp. (A)	74,609	3,200,726
DexCom, Inc. (A)	2,016	867,848
Intuitive Surgical, Inc. (A)	7,281	2,069,114
Medtronic PLC	49,412	5,113,648
Zimmer Biomet Holdings, Inc.	26,083	3,208,731

		23,234,483

Health Care Providers & Services - 1.7%
Anthem, Inc.	12,208	5,383,606
Centene Corp. (A)	45,841	3,564,596
Humana, Inc.	3,790	1,487,575
McKesson Corp.	5,996	1,539,293
UnitedHealth Group, Inc.	25,017	11,822,284

		23,797,354

Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (A)	1,392	3,418,933
Expedia Group, Inc. (A)	7,068	1,295,494
Hilton Worldwide Holdings, Inc. (A)	16,117	2,338,738
McDonald’s Corp.	31,261	8,110,666
Royal Caribbean Cruises Ltd. (A)	4,648	361,661

		15,525,492

Household Durables - 0.3%
D.R. Horton, Inc.	2,964	264,448
Lennar Corp., Class A	34,938	3,357,891
Toll Brothers, Inc.	16,780	989,517

		4,611,856

Household Products - 1.0%
Kimberly-Clark Corp.	19,238	2,648,111
Procter & Gamble Co.	65,179	10,457,970

		13,106,081

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	14,681	3,001,971

Insurance - 1.2%
Arthur J Gallagher & Co.	12,742	2,012,472
Chubb Ltd.	11,815	2,330,863
Hartford Financial Services Group, Inc.	52,017	3,738,462
Progressive Corp.	53,652	5,829,826
Prudential Financial, Inc.	16,301	1,818,703
Travelers Cos., Inc.	5,297	880,255

		16,610,581

Interactive Media & Services - 4.1%
Alphabet, Inc., Class A (A)	8,267	22,371,081
Alphabet, Inc., Class C (A)	6,314	17,136,007

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	51,870	$ 16,248,796
ZoomInfo Technologies, Inc. (A)	20,843	1,101,761

		56,857,645

Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (A)	10,375	31,036,501

IT Services - 3.0%
Accenture PLC, Class A	23,405	8,275,540
Affirm Holdings, Inc. (A)	9,701	621,543
FleetCor Technologies, Inc. (A)	9,616	2,291,108
International Business Machines Corp.	32,214	4,302,824
Mastercard, Inc., Class A	34,041	13,152,762
PayPal Holdings, Inc. (A)	4,222	725,931
Shopify, Inc., Class A (A)	1,122	1,081,877
Visa, Inc., Class A	44,564	10,079,040

		40,530,625

Life Sciences Tools & Services - 0.9%
Danaher Corp.	8,337	2,382,631
Illumina, Inc. (A)	3,094	1,079,249
Thermo Fisher Scientific, Inc.	16,353	9,505,999

		12,967,879

Machinery - 1.6%
Deere & Co.	20,805	7,831,002
Dover Corp.	6,675	1,134,149
Ingersoll Rand, Inc.	23,914	1,344,206
Otis Worldwide Corp.	52,931	4,521,895
Parker-Hannifin Corp.	9,959	3,087,390
Stanley Black & Decker, Inc.	25,442	4,443,445

		22,362,087

Media - 0.7%
Charter Communications, Inc., Class A (A)	6,728	3,991,992
Comcast Corp., Class A	120,507	6,024,145
Fox Corp., Class A	4,976	202,075

		10,218,212

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	26,334	980,152

Multi-Utilities - 0.4%
Ameren Corp.	7,862	697,674
CenterPoint Energy, Inc.	121,745	3,452,688
DTE Energy Co.	14,433	1,738,166

		5,888,528

Multiline Retail - 0.3%
Dollar General Corp.	3,307	689,443
Dollar Tree, Inc. (A)	7,122	934,549
Target Corp.	8,333	1,836,843

		3,460,835

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy, Inc.	10,096	1,129,742
Chevron Corp.	47,711	6,265,886
ConocoPhillips	87,885	7,788,369
Coterra Energy, Inc.	10,127	221,781
Diamondback Energy, Inc.	33,123	4,178,798
EOG Resources, Inc.	23,478	2,617,327
Phillips 66	5,189	439,975
Pioneer Natural Resources Co.	21,925	4,799,163
Williams Cos., Inc.	11,224	336,047

		27,777,088

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	8,374	$ 2,610,930

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	116,693	7,572,209
Eli Lilly & Co.	28,572	7,011,283
Johnson & Johnson	44,576	7,679,999
Merck & Co., Inc.	43,139	3,514,966
Pfizer, Inc.	48,952	2,579,281

		28,357,738

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	11,746	901,270
Leidos Holdings, Inc.	24,733	2,212,367

		3,113,637

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	22,897	881,992
Norfolk Southern Corp.	16,142	4,390,463
Uber Technologies, Inc. (A)	6,840	255,816
Union Pacific Corp.	12,588	3,078,395

		8,606,666

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (A)	50,290	5,745,632
Analog Devices, Inc.	32,446	5,320,171
Applied Materials, Inc.	39,303	5,430,889
KLA Corp.	3,209	1,249,167
Lam Research Corp.	10,349	6,105,082
Microchip Technology, Inc.	26,612	2,061,898
Micron Technology, Inc.	23,756	1,954,406
NVIDIA Corp.	48,398	11,850,734
NXP Semiconductors NV	22,762	4,676,225
QUALCOMM, Inc.	15,135	2,660,128
Texas Instruments, Inc.	42,945	7,708,198

		54,762,530

Software - 5.5%
Ceridian HCM Holding, Inc. (A)	3,848	291,755
Fortinet, Inc. (A)	3,024	898,854
Intuit, Inc.	13,026	7,232,426
Microsoft Corp.	185,746	57,763,291
Oracle Corp.	35,305	2,865,354
salesforce.com, Inc. (A)	12,793	2,976,035
Workday, Inc., Class A (A)	13,074	3,307,853

		75,335,568

Specialty Retail - 2.1%
AutoZone, Inc. (A)	787	1,563,257
Best Buy Co., Inc.	31,679	3,145,091
Burlington Stores, Inc. (A)	3,777	894,885
Home Depot, Inc.	15,407	5,654,061
Lowe’s Cos., Inc.	37,960	9,009,806
O’Reilly Automotive, Inc. (A)	8,664	5,646,762
TJX Cos., Inc.	39,562	2,847,277

		28,761,139

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	337,975	59,071,271
Seagate Technology Holdings PLC	40,941	4,386,828

		63,458,099

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	40,303	5,967,665

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.6%
Altria Group, Inc.	77,865	$ 3,961,771
Philip Morris International, Inc.	35,894	3,691,698

		7,653,469

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	42,593	4,607,285

Total Common Stocks (Cost $431,185,391)		825,039,159

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.67% (C)	11,963	322,044

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	960	23,664

Total Preferred Stocks (Cost $351,477)		345,708

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (D)	$ 208,789	223,256
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (D)	424,635	413,229
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.17% (C), 07/18/2027 (D)	295,557	295,658
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	181,703	183,431
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (D)	172,708	173,252
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 0.00% (C), 10/18/2030 (D)	2,490,000	2,490,481
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (D)	134,522	135,766
GoodLeap Sustainable Home Solutions Trust
2.66%, 01/20/2049 (E)	1,350,000	1,349,678
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	896,463	861,556
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (D)	1,031,418	1,010,568
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 1.45% (C), 10/20/2034 (D)	2,200,000	2,202,248

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (D)	$ 356,111	$ 365,613
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	736,132	755,821
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	107,429	108,643
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 1.24% (C), 04/15/2029 (D)	631,127	631,139
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (C), 04/25/2057 (D)	1,464	1,463
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (D)	793,986	775,976
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (D)	49,287	49,494
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	140,127	142,241
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (D)	1,875,000	1,870,889
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (D)	1,950,000	1,938,255
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (D)	2,846,000	2,828,999
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (D)	60,000	59,960
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.44% (C), 01/20/2031 (D)	800,000	800,331
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (D)	3,012,884	3,012,210
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	318,678	320,189
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	48,156	48,871
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	39,400	39,971
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	334,077	337,301
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.35% (C), 07/20/2030 (D)	2,000,000	2,000,784
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	338,458	334,406
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	1,104,144	1,089,687
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (D)	481,000	479,733

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (D)	$ 75,378	$ 75,470
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (D)	9,433	9,430
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (D)	119,415	119,741
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	267,357	269,272
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (D)	280,544	282,275
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	145,155	146,355
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	632,720	637,099
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	333,501	336,836
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	487,513	492,004
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	857,114	880,962
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	1,620,191	1,647,574
Series 2019-1, Class A1,
3.67% (C), 03/25/2058 (D)	928,774	955,780
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	1,322,238	1,309,758
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (D)	1,300,000	1,268,939
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (D)	1,155,000	1,154,280
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (D)	56,669	56,593
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (D)	250,034	251,624
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.39% (C), 10/20/2028 (D)	620,058	620,574

Total Asset-Backed Securities (Cost $38,110,705)		37,845,665

CORPORATE DEBT SECURITIES - 13.3%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (D)	599,000	618,964
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,418,623
5.15%, 05/01/2030	1,117,000	1,256,650
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028 (D)	1,103,000	1,049,466

		4,343,703

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031 (D)	1,760,000	1,670,208

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	587,566	589,964
JetBlue Pass-Through Trust
2.75%, 11/15/2033	1,008,859	991,382

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (D)	$ 898,289	$ 954,432
United Airlines Pass-Through Trust
3.75%, 03/03/2028	637,680	667,404

		3,203,182

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (F)	572,000	594,175

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	601,000	631,901
6.25%, 10/02/2043	262,000	335,052

		966,953

Banks - 1.8%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (C), 03/13/2037 (D)	1,600,000	1,532,621
Banco Santander SA
2.75%, 12/03/2030	600,000	564,797
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (C), 09/21/2036	1,628,000	1,511,169
Fixed until 06/19/2040, 2.68% (C), 06/19/2041	965,000	879,180
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,097,000	1,138,889
Barclays PLC
4.84%, 05/09/2028	845,000	909,399
BPCE SA
Fixed until 10/19/2031, 3.12% (C), 10/19/2032 (D)	782,000	754,416
Fixed until 01/14/2032, 3.65% (C), 01/14/2037	829,000	819,013
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	2,370,000	2,476,502
Commerzbank AG
8.13%, 09/19/2023 (D)	1,955,000	2,124,169
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (D)	939,000	962,659
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (D)	277,000	265,638
5.02%, 06/26/2024 (D)	420,000	437,379
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (C), 10/15/2030	536,000	532,199
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	1,664,000	1,653,408
4.13%, 12/15/2026	1,209,000	1,303,148
Macquarie Bank Ltd.
3.62%, 06/03/2030 (D)	1,611,000	1,628,990
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	679,000	645,873
UniCredit SpA
Fixed until 06/03/2031, 3.13% (C), 06/03/2032 (D)	1,506,000	1,422,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 03/15/2026 (G), 3.90% (C)	$ 335,000	$ 331,801
4.10%, 06/03/2026	1,617,000	1,726,826
Fixed until 06/15/2024 (G), 5.90% (C)	513,000	525,825

		24,145,946

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	992,642
4.75%, 01/23/2029	870,000	985,530
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	586,365
3.70%, 12/06/2026	152,000	161,416
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	1,081,000	1,111,718

		3,837,671

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	416,771
4.05%, 11/21/2039	733,000	792,006
Amgen, Inc.
2.00%, 01/15/2032	870,000	806,543
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	196,814

		2,212,134

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	784,000	729,631
3.75%, 12/01/2027	610,000	643,499
Carrier Global Corp.
2.72%, 02/15/2030	879,000	868,358
Owens Corning
7.00%, 12/01/2036	1,196,000	1,640,538

		3,882,026

Capital Markets - 0.7%
Charles Schwab Corp.
Fixed until 06/01/2026 (G), 4.00% (C)	1,411,000	1,393,969
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (D)	772,000	776,357
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	427,000	444,706
Fixed until 04/08/2030, 5.88% (C), 07/08/2031	723,000	808,357
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	865,000	1,169,903
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	1,046,000	997,466
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	1,891,000	1,757,059
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	451,000	452,275
3.70%, 10/23/2024	824,000	861,791
5.00%, 11/24/2025	486,000	532,775

		9,194,658

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.0% (B)
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (D)	$ 664,000	$ 626,309

Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (D)	793,000	745,912
Ashtead Capital, Inc.
2.45%, 08/12/2031 (D)	704,000	666,272
4.25%, 11/01/2029 (D)	414,000	435,062
ERAC USA Finance LLC
2.70%, 11/01/2023 (D)	186,000	189,260
3.30%, 12/01/2026 (D)	780,000	811,450
3.85%, 11/15/2024 (D)	521,000	545,844
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	1,654,000	1,628,065

		5,021,865

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	490,800

Consumer Finance - 0.4%
Ally Financial, Inc.
8.00%, 11/01/2031	1,196,000	1,621,043
BMW US Capital LLC
2.80%, 04/11/2026 (D)	1,029,000	1,060,152
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,498,677
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (D)	1,024,000	972,169
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	644,000	610,993

		5,763,034

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	665,000	660,249
2.85%, 02/01/2032	466,000	459,639

		1,119,888

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	1,096,000	1,072,636
4.50%, 09/15/2023	849,000	882,028
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	677,000	650,472
5.50%, 12/15/2024 (D)	1,296,000	1,395,630
Element Fleet Management Corp.
1.60%, 04/06/2024 (D)	412,000	408,601
3.85%, 06/15/2025 (D)	494,000	517,756

		4,927,123

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (D)	741,000	741,000
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	161,257
Verizon Communications, Inc.
1.68%, 10/30/2030	1,668,000	1,522,713
2.99%, 10/30/2056	1,656,000	1,453,666

		3,878,636

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	$ 961,000	$ 999,381
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	150,759
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,635,511
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,763,255
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	1,280,398
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	199,824
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	834,000	836,381
5.30%, 06/01/2042	70,000	90,200
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	553,353
PacifiCorp
3.60%, 04/01/2024	833,000	864,365
5.75%, 04/01/2037	117,000	148,417
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	436,589

		8,958,433

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	621,000	608,162
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	799,706
Sensata Technologies BV
4.00%, 04/15/2029 (D)	200,000	196,544
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	403,000	402,839

		2,007,251

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	1,207,000	1,276,553
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	101,413

		1,377,966

Equity Real Estate Investment Trusts - 1.0%
American Tower Trust #1
3.65%, 03/23/2028 (D)	755,000	777,437
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,238,000	1,173,903
Corporate Office Properties LP
2.00%, 01/15/2029	257,000	241,577
2.25%, 03/15/2026	314,000	312,657
2.75%, 04/15/2031	168,000	161,603
Host Hotels & Resorts LP
2.90%, 12/15/2031	675,000	634,359
National Retail Properties, Inc.
2.50%, 04/15/2030	603,000	591,539
Office Properties Income Trust
3.45%, 10/15/2031	778,000	729,364
Physicians Realty LP
2.63%, 11/01/2031	951,000	918,809
Piedmont Operating Partnership LP
2.75%, 04/01/2032	626,000	598,208
SBA Tower Trust
1.63%, 05/15/2051 (D)	2,058,000	1,995,864
1.88%, 07/15/2050 (D)	746,000	735,040
2.84%, 01/15/2050 (D)	2,715,000	2,766,196
3.45%, 03/15/2048 (D)	345,000	345,413

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Simon Property Group LP
2.20%, 02/01/2031	$ 717,000	$ 683,606
Weyerhaeuser Co.
4.00%, 04/15/2030	1,001,000	1,081,531

		13,747,106

Food & Staples Retailing - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	1,194,000	1,096,195
Sysco Corp.
3.30%, 07/15/2026	945,000	986,774

		2,082,969

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	930,008
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	785,000	769,567
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (D)	1,051,000	997,662

		2,697,237

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	600,000	607,229
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	992,000	1,018,695
Koninklijke Philips NV
5.00%, 03/15/2042	355,000	430,174

		2,056,098

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 05/15/2030	721,000	690,613
Centene Corp.
3.00%, 10/15/2030	875,000	849,187
3.38%, 02/15/2030	510,000	500,463
Cigna Corp.
2.40%, 03/15/2030	862,000	831,213
CVS Health Corp.
2.70%, 08/21/2040	858,000	767,507
3.75%, 04/01/2030	967,000	1,028,323
HCA, Inc.
4.13%, 06/15/2029	520,000	553,987
5.25%, 04/15/2025	230,000	250,274
5.50%, 06/15/2047	527,000	637,260
Health Care Service Corp.
2.20%, 06/01/2030 (D)	735,000	697,665
Molina Healthcare, Inc.
3.88%, 05/15/2032 (D)	435,000	419,775
4.38%, 06/15/2028 (D)	500,000	501,330

		7,727,597

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	211,000	202,970
3.80%, 02/15/2028	685,000	710,767
Hyatt Hotels Corp.
1.80%, 10/01/2024	417,000	414,175

		1,327,912

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	$ 993,000	$ 1,005,030

Industrial Conglomerates - 0.0% (B)
General Electric Co.
4.13%, 10/09/2042	494,000	526,752

Insurance - 0.6%
American International Group, Inc.
3.88%, 01/15/2035	595,000	637,441
Enstar Group Ltd.
3.10%, 09/01/2031	1,589,000	1,504,288
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	1,641,000	1,644,262
Global Atlantic Finance Co.
3.13%, 06/15/2031 (D)	1,549,000	1,479,358
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,106,000	1,082,836
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.87% (C), 12/15/2065	1,832,000	1,694,734

		8,042,919

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,990,000	2,089,923
Tencent Holdings Ltd.
3.28%, 04/11/2024 (D)	742,000	762,872

		2,852,795

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (D)	763,000	711,902

Machinery - 0.1%
Flowserve Corp.
2.80%, 01/15/2032	782,000	736,240

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	562,000	577,294
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (D)	827,000	827,000
Comcast Corp.
2.94%, 11/01/2056 (D)	372,000	329,681
NBCUniversal Media LLC
4.45%, 01/15/2043	456,000	519,275
ViacomCBS, Inc.
4.20%, 05/19/2032	588,000	638,127

		2,891,377

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	1,063,000	1,122,460
4.75%, 04/10/2027 (D)	230,000	251,753
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,088,000	1,102,960
4.55%, 11/14/2024	481,000	505,194
Glencore Funding LLC
2.63%, 09/23/2031 (D)	837,000	782,928

		3,765,295

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	$ 587,000	$ 611,379
CMS Energy Corp.
3.88%, 03/01/2024	65,000	67,405
4.88%, 03/01/2044	141,000	169,360
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	158,000	159,859

		1,008,003

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	390,000	389,514
BP Capital Markets PLC
3.12%, 05/04/2026	1,481,000	1,522,102
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	692,670
Energy Transfer LP
4.90%, 02/01/2024	356,000	373,178
5.15%, 02/01/2043	559,000	587,127
5.95%, 10/01/2043	499,000	574,762
7.60%, 02/01/2024	397,000	430,145
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,656,000	1,763,254
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	772,000	804,782
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,263,920
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	392,030
6.84%, 01/23/2030	892,000	909,929
6.88%, 08/04/2026	340,000	364,310
7.69%, 01/23/2050	95,000	87,954
Pioneer Natural Resources Co.
2.15%, 01/15/2031	871,000	815,946
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	637,000	642,700
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	614,553
Shell International Finance BV
2.50%, 09/12/2026	1,057,000	1,080,185
3.75%, 09/12/2046	351,000	376,970
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	115,329

		13,801,360

Pharmaceuticals - 0.3%
Astrazeneca Finance LLC
1.20%, 05/28/2026	388,000	376,128
AstraZeneca PLC
4.38%, 08/17/2048	626,000	751,844
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	716,000	774,730
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	612,000	562,516
Royalty Pharma PLC
2.20%, 09/02/2030	925,000	856,566
Viatris, Inc.
2.30%, 06/22/2027	677,000	668,050
Zoetis, Inc.
2.00%, 05/15/2030	377,000	358,527

		4,348,361

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	$ 879,000	$ 894,335
Experian Finance PLC
2.75%, 03/08/2030 (D)	957,000	956,969

		1,851,304

Road & Rail - 0.2%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (D)	964,000	1,002,828
5.50%, 01/15/2026 (D)	1,240,000	1,347,066

		2,349,894

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
1.95%, 02/15/2028 (D)	464,000	442,201
Intel Corp.
2.88%, 05/11/2024	489,000	502,746
KLA Corp.
3.30%, 03/01/2050	730,000	727,413
Lam Research Corp.
3.75%, 03/15/2026	585,000	624,488
Microchip Technology, Inc.
0.98%, 09/01/2024 (D)	684,000	665,397
Micron Technology, Inc.
2.70%, 04/15/2032	1,247,000	1,192,157
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (D)	401,000	371,947
3.40%, 05/01/2030 (D)	656,000	675,544
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	1,259,000	1,313,415
Skyworks Solutions, Inc.
1.80%, 06/01/2026	379,000	367,579
TSMC Global Ltd.
1.38%, 09/28/2030 (D)	1,611,000	1,463,496

		8,346,383

Software - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	131,250
Infor, Inc.
1.75%, 07/15/2025 (D)	945,000	921,924

		1,053,174

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	637,000	579,997
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	797,000	904,301
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	762,000	796,346
Seagate HDD Cayman
4.13%, 01/15/2031	1,164,000	1,141,954
Western Digital Corp.
2.85%, 02/01/2029	1,244,000	1,200,559

		4,623,157

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	798,000	725,744
BAT Capital Corp.
2.26%, 03/25/2028	1,355,000	1,286,074
4.91%, 04/02/2030	560,000	610,628

		2,622,446

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
4.38%, 07/16/2042	$ 300,000	$ 343,503
Crown Castle Towers LLC
3.72%, 07/15/2043 (D)	160,000	161,825
Sprint Corp.
7.88%, 09/15/2023	640,000	691,200
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	809,690
3.88%, 04/15/2030	1,616,000	1,697,532

		3,703,750

Total Corporate Debt Securities (Cost $184,624,381)		182,101,022

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025	330,000	346,678

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	400,000	383,532

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	240,985
4.50%, 01/28/2026	850,000	875,441

		1,116,426

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (D)	1,310,000	1,438,421
5.38%, 10/17/2023 (D)	115,000	122,743

		1,561,164

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,189,371

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	315,000	330,794

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	125,000	146,363

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	280,954

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (D)	200,000	206,444

Total Foreign Government Obligations (Cost $5,441,341)		5,561,726

MORTGAGE-BACKED SECURITIES - 2.8%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	478,564	478,838
Series 2012-TFT, Class C,
3.56% (C), 06/05/2030 (D)	1,070,000	946,414

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (C), 11/05/2036 (D)	$ 3,045,000	$ 49,257
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (D)	1,600,000	1,602,744
CIM Trust
Series 2021-R6, Class A1,
1.43% (C), 07/25/2061 (D)	2,409,110	2,349,050
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	74,133	76,410
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	229,204
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,273,918
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (D)	5,051	5,051
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	285,474	288,971
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,310,000	1,365,029
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (D)	93,175	92,953
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (D)	1,150,000	1,176,392
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,506,174
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	3,050,000	3,143,059
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (D)	830,000	824,221
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	1,748,057	1,682,164
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	1,488,029	1,470,462
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	1,250,000	1,261,553
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (D)	675,000	668,262
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	700,000	704,681
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (D)	1,981,272	1,723,707
Series 2013-C13, Class B,
4.08% (C), 01/15/2046	950,000	975,948
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (D)	103,033	105,010
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	322,605
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	103,419	103,725

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	$ 52,714	$ 54,508
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	122,225	125,621
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	102,181	105,581
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	223,121	230,003
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	155,937	161,105
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	161,688	165,751
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	206,699	215,666
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	470,013	490,119
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	1,057,987	1,099,034
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	657,094	681,231
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	497,027	515,369
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	241,883	252,180
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	367,025	372,034
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	1,247,903	1,279,831
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	1,139,837	1,161,426
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	1,373,000	1,380,196
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (D)	950,000	851,629
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	2,662,980	2,671,154
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	560,000	560,391

Total Mortgage-Backed Securities (Cost $38,818,497)		37,798,631

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	147,147	165,288
5.50%, 06/01/2041	55,241	62,772
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,425,931
2.81%, 01/25/2025	2,125,000	2,194,646
2.89%, 06/25/2027	897,816	927,454
3.01%, 07/25/2025	2,408,000	2,509,307
3.06% (C), 08/25/2024	1,799,133	1,860,948
3.49%, 01/25/2024	1,298,000	1,345,252
3.53% (C), 07/25/2023	1,000,000	1,029,948
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 1.82% (C), 02/01/2043	35,092	35,093
3.33% (C), 10/25/2023	106,271	108,803
3.50%, 07/01/2028 - 11/01/2028	158,257	166,750
4.00%, 04/01/2026 - 06/01/2042	41,557	44,908
4.50%, 02/01/2025 - 06/01/2026	57,607	59,966

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 04/01/2039 - 11/01/2039	$ 663,270	$ 734,653
5.50%, 10/01/2036 - 12/01/2041	538,125	611,341
6.00%, 08/01/2036 - 06/01/2041	697,324	801,771
6.50%, 05/01/2040	64,296	73,380
Government National Mortgage Association, Interest Only STRIPS
0.67% (C), 02/16/2053	272,195	5,376
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	1,099,272
Uniform Mortgage-Backed Security
2.00%, TBA (E)	27,825,000	27,479,243
2.50%, TBA (E)	34,513,000	34,555,172
3.00%, TBA (E)	19,452,000	19,881,551
3.50%, TBA (E)	13,360,000	13,925,713
4.00%, TBA (E)	5,106,000	5,395,407

Total U.S. Government Agency Obligations (Cost $118,053,088)		117,499,945

U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury - 9.3%
U.S. Treasury Bond
1.25%, 05/15/2050	6,425,000	5,237,630
1.88%, 02/15/2051 - 11/15/2051	7,355,000	6,985,720
2.00%, 02/15/2050	1,799,000	1,757,258
2.25%, 08/15/2046	2,031,000	2,061,465
2.38%, 05/15/2051	1,090,000	1,156,422
2.50%, 02/15/2045 - 05/15/2046	7,240,000	7,668,791
2.75%, 08/15/2047 - 11/15/2047	2,367,900	2,649,453
2.88%, 08/15/2045 - 05/15/2049	2,261,600	2,588,867
3.00%, 05/15/2042 - 02/15/2049	2,313,400	2,716,478
3.13%, 02/15/2042	3,364,600	3,905,302
3.13%, 05/15/2048 (F)	51,000	61,300
3.63%, 02/15/2044	2,903,000	3,641,791
4.50%, 02/15/2036 (F)	2,035,500	2,715,007
5.25%, 02/15/2029	1,098,000	1,354,186
U.S. Treasury Note
0.13%, 05/31/2022 - 05/31/2023	7,359,000	7,306,439
0.25%, 05/31/2025 - 08/31/2025	7,146,000	6,856,835
0.63%, 05/15/2030 - 08/15/2030	8,926,000	8,138,054
0.88%, 06/30/2026	848,200	822,555
1.13%, 02/15/2031 (F)	7,035,000	6,660,991
1.38%, 11/15/2031	1,628,000	1,568,985
1.50%, 08/15/2026 - 02/15/2030	8,814,100	8,741,066
1.63%, 02/15/2026 - 05/15/2031	11,213,600	11,110,351
1.63%, 05/15/2026 (F)	1,957,000	1,961,204
1.75%, 05/15/2023 (F)	3,387,000	3,422,722
2.13%, 06/30/2022	1,121,000	1,128,882
2.25%, 11/15/2025 (F)	2,153,100	2,210,965
2.25%, 11/15/2027	1,464,500	1,509,751
2.38%, 01/31/2023	2,773,100	2,816,105
2.50%, 08/15/2023 - 05/15/2024	7,032,000	7,215,356
2.63%, 02/15/2029	653,500	691,587
2.88%, 05/15/2028 - 08/15/2028	9,745,300	10,422,325
3.13%, 11/15/2028 (F)	1,189,500	1,294,696

		128,378,539

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	1,719,776	1,899,993
1.75%, 01/15/2028	994,898	1,164,665
2.50%, 01/15/2029	3,385,606	4,221,384

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	$ 2,287,050	$ 2,482,998
0.63%, 01/15/2024	4,780,794	5,037,513

		14,806,553

Total U.S. Government Obligations (Cost $142,263,408)		143,185,092

COMMERCIAL PAPER - 6.4%
Banks - 1.9%
Australia & New Zealand Banking Group Ltd.
0.20% (H), 03/11/2022	5,500,000	5,499,511
Bank of Nova Scotia
0.22% (H), 03/11/2022	2,010,000	2,009,795
DBS Bank Ltd.
0.15% (H), 02/15/2022	5,512,000	5,511,793
Mackinac Funding Co. LLC
0.21% (H), 03/03/2022	4,200,000	4,199,411
Macquarie Bank Ltd.
0.26% (H), 03/07/2022	5,000,000	4,999,305
Sumitomo Mitsui Banking Corp.
0.14% (H), 02/09/2022	4,650,000	4,649,926

		26,869,741

Capital Markets - 0.2%
Cedar Springs Capital Co. LLC
0.17% (H), 02/07/2022	2,600,000	2,599,960

Diversified Financial Services - 3.6%
Anglesea Funding PLC
0.21% (H), 03/11/2022	5,250,000	5,249,147
Atlantic Asset Securitization LLC
0.16% (H), 02/23/2022	2,535,000	2,534,843
0.28% (H), 04/29/2022	2,500,000	2,498,197
Barton Capital SA
0.24% (H), 04/07/2022	3,250,000	3,248,522
Bennington Stark Capital Co. LLC
0.18% (H), 02/17/2022	5,000,000	4,999,764
CAFCO LLC
0.27% (H), 05/05/2022	3,631,000	3,628,146
Chariot Funding LLC
0.22% (H), 03/24/2022	450,000	449,875
Gotham Funding Corp.
0.21% (H), 04/18/2022	915,000	914,472
ING US Funding LLC
0.24% (H), 04/06/2022	1,510,000	1,509,528
Liberty Street Funding LLC
0.22% (H), 03/16/2022	5,000,000	4,998,980
Mont Blanc Capital Corp.
0.27% (H), 04/22/2022	4,750,000	4,747,050
Nieuw Amsterdam Receivables Corp.
0.15% (H), 02/02/2022	3,250,000	3,249,986
Sheffield Receivables Co. LLC
0.15% (H), 02/08/2022	4,510,000	4,509,919
Starbird Funding Corp.
0.13% (H), 02/04/2022	3,100,000	3,099,972
0.16% (H), 02/07/2022	688,000	687,989
Victory Receivables Corp.
0.19% (H), 03/02/2022	3,606,000	3,605,639

		49,932,029

Food Products - 0.4%
Britannia Funding Co.
0.15% (H), 02/10/2022	5,000,000	4,999,869

	Principal	Value
COMMERCIAL PAPER (continued)
Software - 0.3%
Manhattan Asset Funding Co. LLC
0.16% (H), 03/22/2022	$ 2,000,000	$ 1,999,481
0.20% (H), 04/04/2022	2,100,000	2,099,162

		4,098,643

Total Commercial Paper (Cost $88,497,981)		88,500,242

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
0.04% (H), 02/03/2022	3,400,000	3,399,993
0.05% (H), 03/31/2022	3,956,000	3,955,320
0.06% (H), 03/10/2022	6,304,000	6,303,788
0.07% (H), 03/31/2022	1,200,000	1,199,794

Total Short-Term U.S. Government Obligations (Cost $14,859,189)		14,858,895

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (H)	1,769,163	1,769,163

Total Other Investment Company (Cost $1,769,163)		1,769,163

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 0.00% (H), dated 01/31/2022, to be repurchased at $19,989,846 on 02/01/2022. Collateralized by U.S. Government Obligations, 2.88% - 3.63%, due 04/15/2028 - 05/15/2028, and with a total value of $20,389,943.	$ 19,989,846	19,989,846

Total Repurchase Agreement (Cost $19,989,846)		19,989,846

Total Investments (Cost $1,083,964,467)		1,474,495,094
Net Other Assets (Liabilities) - (7.5)%		(102,953,690)

Net Assets - 100.0%		$ 1,371,541,404

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	50	03/18/2022	$11,771,667	$11,260,625	$—	$(511,042)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$825,039,159	$—	$—	$825,039,159
Preferred Stocks	345,708	—	—	345,708
Asset-Backed Securities	—	37,845,665	—	37,845,665
Corporate Debt Securities	—	182,101,022	—	182,101,022
Foreign Government Obligations	—	5,561,726	—	5,561,726
Mortgage-Backed Securities	—	37,798,631	—	37,798,631
U.S. Government Agency Obligations	—	117,499,945	—	117,499,945
U.S. Government Obligations	—	143,185,092	—	143,185,092
Commercial Paper	—	88,500,242	—	88,500,242
Short-Term U.S. Government Obligations	—	14,858,895	—	14,858,895
Other Investment Company	1,769,163	—	—	1,769,163
Repurchase Agreement	—	19,989,846	—	19,989,846

Total Investments	$827,154,030	$647,341,064	$—	$1,474,495,094

LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(511,042)	$—	$—	$(511,042)

Total Other Financial Instruments	$(511,042)	$—	$—	$(511,042)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $121,754,787, representing 8.9% of the Fund’s net assets.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,762,197, collateralized by cash collateral of $1,769,163 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,212,905. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Rates disclosed reflect the yields at January 31, 2022.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14